UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2024

Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (the “Clifford Capital Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Clifford Capital Focused Small Cap Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Clifford Capital Focused Small Cap Value Fund Institutional Class Shares Ticker: FSVVX

This annual shareholder report contains important information about the Clifford Capital Focused Small Cap Value Fund, Institutional Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at cliffordcap.com/focused-small-cap-value-strategy/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Focused Small Cap Value Fund - Institutional Class Shares	$111	1.05%

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 11.95%.• In comparison, the S&P 500® Index (broad U.S. market) returned 36.35% for the same period, while the Russell 2000® Total Return Value Index (Fund’s benchmark) returned 25.88%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Consumer Discretionary, Energy, Technology, and Materials stocks, partially offset by outperformance in Health Care and Communication Services stocks.• The Fund’s focus on investing in smaller companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Focused Small Cap Value Fund, Institutional Class - $14,743
S&P 500® Index - $21,243
Russell 2000® Total Return Value Index - $15,591
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/1/2019*
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Focused Small Cap Value Fund, Institutional Class	11.95%	8.07%
S&P 500® Index	36.35%	16.26%
Russell 2000® Total Return Value Index	25.88%	9.29%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.The Russell 2000® Total Return Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital Focused Small Cap Value Fund Tailored Shareholder Report

Sector Breakdown

Industrials 25.98%
Financials 21.55%
Consumer Staples 11.18%
Consumer Discretionary 10.83%
Energy 8.01%
Information Technology 6.49%
Real Estate 6.10%
Health Care 4.82%
Money Market Fund 2.51%
Communication Services 2.23%

Top Ten Holdings
Solventum Corp.	4.82%
NCR Atleos Corp.	4.17%
Evertec, Inc.	4.11%
Pitney Bowes, Inc.	4.11%
Dolby Laboratories, Inc. Class A	4.10%
The Western Union Co.	3.94%
Allison Transmission Holdings, Inc.	3.88%
HNI Corp.	3.82%
Seneca Foods Corporation	3.72%
Perdoceo Education Corp.	3.63%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$7,950
Number of Holdings	33
Total Advisory Fee Paid	$68,722
Portfolio Turnover Rate	70.33%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cliffordcap.com/focused-small-cap-value-strategy/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Clifford Capital Focused Small Cap Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Clifford Capital Focused Small Cap Value Fund Investor Class Shares Ticker: FSVRX

This annual shareholder report contains important information about the Clifford Capital Focused Small Cap Value Fund, Investor Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at cliffordcap.com/focused-small-cap-value-strategy/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Focused Small Cap Value Fund - Investor Class Shares	$138	1.30%

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 11.81%.• In comparison, the S&P 500® Index (broad U.S. market) returned 36.35% for the same period, while the Russell 2000® Total Return Value Index (Fund’s benchmark) returned 25.88%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Consumer Discretionary, Energy, Technology, and Materials stocks, partially offset by outperformance in Health Care and Communication Services stocks.• The Fund’s focus on investing in smaller companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Focused Small Cap Value Fund, Investor Class - $14,620
S&P 500® Index - $19,246
Russell 2000® Total Return Value Index - $14,873
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
1/31/2020*
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Focused Small Cap Value Fund, Investor Class	11.81%	8.48%
S&P 500® Index	36.35%	15.06%
Russell 2000® Total Return Value Index	25.88%	8.88%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.The Russell 2000® Total Return Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital Focused Small Cap Value Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Solventum Corp.	4.82%
NCR Atleos Corp.	4.17%
Evertec, Inc.	4.11%
Pitney Bowes, Inc.	4.11%
Dolby Laboratories, Inc. Class A	4.10%
The Western Union Co.	3.94%
Allison Transmission Holdings, Inc.	3.88%
HNI Corp.	3.82%
Seneca Foods Corporation	3.72%
Perdoceo Education Corp.	3.63%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$7,950
Number of Holdings	33
Total Advisory Fee Paid	$68,722
Portfolio Turnover Rate	70.33%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cliffordcap.com/focused-small-cap-value-strategy/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Clifford Capital Focused Small Cap Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Clifford Capital Focused Small Cap Value Fund Super Institutional Class Shares Ticker: FSVQX

This annual shareholder report contains important information about the Clifford Capital Focused Small Cap Value Fund, Super Institutional Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at cliffordcap.com/focused-small-cap-value-strategy/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Focused Small Cap Value Fund - Super Institutional Class Shares	$103	0.97%

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 12.13%.• In comparison, the S&P 500® Index (broad U.S. market) returned 36.35% for the same period, while the Russell 2000® Total Return Value Index (Fund’s benchmark) returned 25.88%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Consumer Discretionary, Energy, Technology, and Materials stocks, partially offset by outperformance in Health Care and Communication Services stocks.• The Fund’s focus on investing in smaller companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Focused Small Cap Value Fund, Super Institutional Class - $14,837
S&P 500® Index - $19,246
Russell 2000® Total Return Value Index - $14,873
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
1/31/2020*
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Focused Small Cap Value Fund, Super Institutional Class	12.13%	8.82%
S&P 500® Index	36.35%	15.06%
Russell 2000® Total Return Value Index	25.88%	8.88%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.The Russell 2000® Total Return Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital Focused Small Cap Value Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Solventum Corp.	4.82%
NCR Atleos Corp.	4.17%
Evertec, Inc.	4.11%
Pitney Bowes, Inc.	4.11%
Dolby Laboratories, Inc. Class A	4.10%
The Western Union Co.	3.94%
Allison Transmission Holdings, Inc.	3.88%
HNI Corp.	3.82%
Seneca Foods Corporation	3.72%
Perdoceo Education Corp.	3.63%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$7,950
Number of Holdings	33
Total Advisory Fee Paid	$68,722
Portfolio Turnover Rate	70.33%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cliffordcap.com/focused-small-cap-value-strategy/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Clifford Capital International Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Clifford Capital International Value Fund Institutional Class Shares Ticker: CCIVX

This annual shareholder report contains important information about the Clifford Capital International Value Fund, Institutional Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at cliffordcap.com/international-value/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital International Value Fund - Institutional Class Shares	$114	1.05%

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 16.26%.• In comparison, the MSCI EAFE Value Net Return Index returned 25.38% for the same period.

What key factors affected the Fund's performance?

• Foreign stocks in developed markets rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence and weight-loss drugs, which drove outperformance in several large companies. • The Fund did not gain as much as the broad foreign market, driven mostly by underperformance in its Financials, Consumer Discretionary and Industrials stocks, partially offset by strong performance in Communication Services and Consumer Staples.• The Fund’s focus on investing in foreign companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

International Value Fund, Institutional Class - $11,710
MSCI EAFE Value Net Return Index - $13,528
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
5/6/2022*
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
International Value Fund, Institutional Class	16.26%	6.78%
MSCI EAFE Value Net Return Index	25.38%	13.38%

The MSCI EAFE Value Net Return Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are definded using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 461 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital International Value Fund Tailored Shareholder Report

Sector Breakdown

Health Care
20.36%
Communication Services
14.96%
Financials
13.68%
Consumer Staples
11.10%
Information Technology
9.67%
Industrials
8.47%
Consumer Discretionary
6.90%
Materials
5.36%
Energy
5.11%
Utilities
2.54%

Top Ten Holdings
Koninklijke Philips NV	4.18%
Roche Holding AG	4.14%
Vodafone Group plc	4.12%
Banco Santander SA	4.03%
Sanofi SA	3.81%
BT Group plc	3.71%
Liberty Global Ltd.	3.59%
Telefonica SA	3.54%
Société Générale SA	3.42%
Telefonaktiebolaget LM Ericsson	3.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$5,330
Number of Holdings	35
Total Advisory Fee Paid	$40,786
Portfolio Turnover Rate	27.01%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cliffordcap.com/international-value/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Clifford Capital International Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Clifford Capital International Value Fund Investor Class Shares Ticker: CIIRX

This annual shareholder report contains important information about the Clifford Capital International Value Fund, Investor Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at cliffordcap.com/international-value/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital International Value Fund - Investor Class Shares	$140	1.30%

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 15.97%.• In comparison, the MSCI EAFE Value Net Return Index returned 25.38% for the same period.

What key factors affected the Fund's performance?

• Foreign stocks in developed markets rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence and weight-loss drugs, which drove outperformance in several large companies. • The Fund did not gain as much as the broad foreign market, driven mostly by underperformance in its Financials, Consumer Discretionary and Industrials stocks, partially offset by strong performance in Communication Services and Consumer Staples.• The Fund’s focus on investing in foreign companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

International Value Fund, Investor Class - $11,640
MSCI EAFE Value Net Return Index - $13,528
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
5/6/2022*
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
International Value Fund, Investor Class	15.97%	6.51%
MSCI EAFE Value Net Return Index	25.38%	13.38%

The MSCI EAFE Value Net Return Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are definded using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 461 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital International Value Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Koninklijke Philips NV	4.18%
Roche Holding AG	4.14%
Vodafone Group plc	4.12%
Banco Santander SA	4.03%
Sanofi SA	3.81%
BT Group plc	3.71%
Liberty Global Ltd.	3.59%
Telefonica SA	3.54%
Société Générale SA	3.42%
Telefonaktiebolaget LM Ericsson	3.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$5,330
Number of Holdings	35
Total Advisory Fee Paid	$40,786
Portfolio Turnover Rate	27.01%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cliffordcap.com/international-value/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Clifford Capital International Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Clifford Capital International Value Fund Super Institutional Class Shares Ticker: CIVQX

This annual shareholder report contains important information about the Clifford Capital International Value Fund, Super Institutional Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at cliffordcap.com/international-value/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital International Value Fund - Super Institutional Class Shares	$105	0.97%

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 16.23%.• In comparison, the MSCI EAFE Value Net Return Index returned 25.38% for the same period.

What key factors affected the Fund's performance?

• Foreign stocks in developed markets rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence and weight-loss drugs, which drove outperformance in several large companies. • The Fund did not gain as much as the broad foreign market, driven mostly by underperformance in its Financials, Consumer Discretionary and Industrials stocks, partially offset by strong performance in Communication Services and Consumer Staples.• The Fund’s focus on investing in foreign companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

International Value Fund, Super Institutional Class - $11,721
MSCI EAFE Value Net Return Index - $13,528
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
5/6/2022*
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
International Value Fund, Super Institutional Class	16.23%	6.82%
MSCI EAFE Value Net Return Index	25.38%	13.38%

The MSCI EAFE Value Net Return Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are definded using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 461 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital International Value Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Koninklijke Philips NV	4.18%
Roche Holding AG	4.14%
Vodafone Group plc	4.12%
Banco Santander SA	4.03%
Sanofi SA	3.81%
BT Group plc	3.71%
Liberty Global Ltd.	3.59%
Telefonica SA	3.54%
Société Générale SA	3.42%
Telefonaktiebolaget LM Ericsson	3.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$5,330
Number of Holdings	35
Total Advisory Fee Paid	$40,786
Portfolio Turnover Rate	27.01%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cliffordcap.com/international-value/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

ITEM 1. (b). No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,550 for 2024 and $33,550 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,150 for 2024 and $7,150 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)       NA

(c)       0%

(d)       NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS AND OTHER INFORMATION

For the Year Ended September 30, 2024

Clifford Capital Focused Small Cap Value Fund

Clifford Capital International Value Fund

CLIFFORD CAPITAL FOCUSED SMALL CAP FUND

 Schedule of Investments

September 30, 2024

		Shares	Value
95.48%	COMMON STOCKS

2.23%	COMMUNICATION SERVICES
	Millicom International Cellular SA(A)	6,550	$177,636

9.12%	CONSUMER DISCRETIONARY
	Perdoceo Education Corp.	12,980	288,675
	VF Corp.	7,480	149,226
	Winmark Corp.	750	287,197
			725,098

11.18%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc.	8,230	243,114
	Reynolds Consumer Products, Inc.	8,010	249,111
	Seneca Foods Corporation(A)	4,740	295,444
	Walgreens Boots Alliance, Inc.	11,250	100,800
			888,469

8.01%	ENERGY
	Delek US Holdings, Inc.	8,060	151,125
	Green Plains, Inc.(A)	6,170	83,542
	KLX Energy Services Holdings, Inc.(A)	33,640	184,011
	Liberty Energy, Inc.	11,440	218,390
			637,068

21.55%	FINANCIALS
	Community Trust Bancorp, Inc.	5,530	274,620
	EVERTEC, Inc.	9,650	327,038
	Glacier Bancorp, Inc.	6,070	277,399
	Hancock Whitney Corp.	3,680	188,306
	NCR Atleos Corp.(A)	11,630	331,804
	The Western Union Co.	26,260	313,282
			1,712,449

4.82%	HEALTH CARE
	Solventum Corp.(A)	5,500	383,460

CLIFFORD CAPITAL FOCUSED SMALL CAP FUND

 Schedule of Investments

September 30, 2024

		Shares	Value
25.98%	INDUSTRIALS
	Allison Transmission Holdings, Inc.	3,210	$308,385
	Commercial Vehicle Group, Inc.(A)	42,510	138,157
	HNI Corp.	5,640	303,658
	MSC Industrial Direct Co.	3,260	280,556
	OPENLANE, Inc.(A)	13,870	234,126
	Pitney Bowes, Inc.	45,850	326,910
	Steelcase, Inc.	15,810	213,277
	Thermon Group Holdings, Inc.(A)	8,710	259,906
			2,064,975

6.49%	INFORMATION TECHNOLOGY
	Dolby Laboratories, Inc. Class A	4,260	326,018
	DXC Technology Co.(A)	9,160	190,070
			516,088

6.10%	REAL ESTATE
	Douglas Elliman, Inc.(A)	116,750	213,652
	Global Medical, Inc. REIT	27,400	271,534
			485,186

95.48%	TOTAL COMMON STOCKS		7,590,429
	(Cost: $6,064,735)

1.71%	PREFERRED STOCK

1.71%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc., Series V 8.000%	3,130	136,155

1.71%	TOTAL PREFERRED STOCK		136,155
	(Cost: $100,793)

2.51%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund - Institutional Class 4.900%(B)	199,614	199,614
	(Cost: $199,614)

CLIFFORD CAPITAL FOCUSED SMALL CAP FUND

Schedule of Investments

September 30, 2024

		Value
99.70%	TOTAL INVESTMENTS
	(Cost: $6,365,142)	$7,926,198
0.30%	Other assets, net of liabilities	23,663
100.00%	NET ASSETS	$7,949,861

(A)Non-income producing (B)Effective 7 day yield as of September 30, 2024 REIT - Real Estate Investment Trust.

See Notes to Financial Statements.

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2024

		Shares	Value
96.04%	COMMON STOCKS

1.94%	CHINA
	Ping An Insurance Group Company of China Ltd.	16,000	$103,218

2.83%	FINLAND
	Nokia Oyj ADR	34,520	150,852

13.69%	FRANCE
	Airbus SE	720	105,169
	Capgemini SE	410	88,517
	Carrefour SA	8,840	150,654
	Sanofi SA ADR	3,520	202,858
	Société Générale SA	7,330	182,363
			729,561

11.15%	GERMANY
	BASF SE	2,350	124,399
	Bayer AG	4,810	162,368
	Continental AG	2,360	152,736
	Fresenius Medical Care AG ADR	7,270	154,851
			594,354

1.78%	HONG KONG
	CK Hutchison Holdings Ltd.	16,500	94,876

2.54%	ITALY
	Enel S.p.A.	16,940	135,298

2.28%	JAPAN
	Astellas Pharma, Inc.(A)	10,600	121,469

9.74%	NETHERLANDS
	Akzo Nobel NV	2,290	161,359
	Koninklijke Ahold Delhaize NV	3,910	135,056
	Koninklijke Philips NV(A)	6,815	222,987
			519,402

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

 Schedule of Investments

 September 30, 2024

		Shares	Value
7.56%	SPAIN
	Banco Santander SA ADR	42,080	$214,608
	Telefonica SA ADR	38,770	188,422
			403,030

3.34%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR(A)	23,490	178,054

7.91%	SWITZERLAND
	Roche Holding AG	690	220,611
	Swatch Group Ltd./The	480	102,794
	STMicroelectronics NV ADR	3,300	98,109
			421,514

29.47%	UNITED KINGDOM
	Aviva plc	18,590	120,194
	BAE Systems plc	5,670	93,809
	BT Group plc	100,020	197,775
	HSBC Holdings plc ADR	2,410	108,908
	Liberty Global Ltd.(A)	9,060	191,257
	Reckitt Benckiser Group plc	2,440	149,309
	Rentokil Initial plc	32,370	157,702
	Shell plc ADR	2,660	175,427
	Unilever plc ADR	2,410	156,554
	Vodafone Group plc ADR	21,940	219,839
			1,570,774

1.81%	UNITED STATES
	Schlumberger Ltd.	2,310	96,904

96.04%	TOTAL COMMON STOCKS		5,119,306
	(Cost: $4,630,275)

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2024

		Shares	Value
2.11%	PREFFERED STOCK

2.11%	GERMANY
	Volkswagen AG Preference Shares	1,060	112,283

2.11%	TOTAL PREFFERED STOCK		112,283
	(Cost: $125,248)

98.15%	TOTAL INVESTMENTS
	(Cost: $4,755,523)		$5,231,589
1.85%	Other assets, net of liabilities		98,461
100.00%	NET ASSETS		$5,330,050

(A)Non-income producing ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Financial Statements.

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities	September 30, 2024

	Clifford Capital		Clifford Capital
	Focused Small		International
	Cap Value Fund		Value Fund
ASSETS
Investments at value (1)	$7,926,198		$5,231,589
Cash and cash equivalents	-		130,658
Receivable for investments sold	-		52,558
Receivable for capital stock sold	409		24
Dividends and interest receivable	10,499		14,658
Due from advisor	14,546		-
Prepaid expenses	7,008		1,528
TOTAL ASSETS	7,958,660		5,431,015

LIABILITIES
Payable for securities purchased	-		15,808
Accrued investment advisory fees	-		68,518
Accrued 12b-1 fees	-		103
Accrued administration, transfer agent and accounting fees	3,337		4,680
Accrued proxy expense	4,499		4,488
Other accrued expenses	963		7,368
TOTAL LIABILITIES	8,799		100,965
NET ASSETS	$7,949,861		$5,330,050

NET ASSETS CONSIST OF:
Paid-in capital applicable to 667,695 and 465,253 no par value shares of beneficial interest outstanding, unlimited shares authorized	7,690,202		4,726,796
Distributable earnings (accumulated deficits)	259,659		603,254
Net Assets	$7,949,861		$5,330,050

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Investor Class	$25,428		$19,797
Institutional Class	7,921,467		4,898,202
Super Institutional Class	2,966		412,051
Total	$7,949,861		$5,330,050
SHARES OUTSTANDING
Investor Class	2,138		1,754
Institutional Class	665,307		427,176
Super Institutional Class	250		36,323
Total	667,695		465,253
NET ASSET VALUE PER SHARE
Investor Class	$11.89		$11.29
Institutional Class	$11.91		$11.47
Super Institutional Class	$11.89	(3)	$11.34
Redemption Price Per Share (2)
Investor Class	$11.65		$11.06

(1) Identified cost of	$6,365,142		$4,755,523

(2)	Includes Redemption Fee of 2% for investments held for less than 60 days.
(3)	Net Asset Value per share does not recalculate due to rounding.

See Notes to Financial Statements

CLIFFORD CAPITAL FUNDS

Statements of Operations	For the Year Ended September 30, 2024

	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund

INVESTMENT INCOME
Dividends(1)	$200,914	$186,444
Total investment income	200,914	186,444

EXPENSES
Investment net advisory fees (Note 2)	68,722	40,786
12b-1 and servicing fees - Investor Class (Note 2)	56	45
Recordkeeping and administrative services (Note 2)	15,363	16,286
Accounting fees (Note 2)	33,925	47,931
Custody fees	5,839	16,033
Transfer agent fees (Note 2)	24,150	17,146
Audit and tax fees	20,167	20,167
Legal fees	24,843	18,234
Filing and registration fees	14,001	1,950
Trustee fees (Note 2)	11,981	11,927
Compliance fees (Note 2)	9,748	4,734
Shareholder reports	20,629	18,534
Shareholder servicing (Note 2)
Investor Class	56	-
Institutional Class	17,738	3,081
Insurance fees	2,681	2,688
Exchange fee	3,113	3,114
Proxy expense	4,499	4,488
Other	13,553	7,670
Total expenses	291,064	234,814
Fee waivers and reimbursed expenses (Note 2)	(206,336)	(180,195)
Net expenses	84,728	54,619
Net investment income (loss)	116,186	131,825

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	257,615	11,707
Net realized gain (loss) on foreign currency transactions	-	(11,555)
Total net realized gain (loss)	257,615	152

Net change in unrealized appreciation (depreciation) of investments	502,076	614,062

Net realized and unrealized gain (loss) on investments	759,691	614,214

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$875,877	$746,039

(1) Net of foreign taxes withheld of	$-	$26,642

See Notes to Financial Statements

CLIFFORD CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Clifford Capital Focused Small Cap Value Fund		Clifford Capital International Value Fund

	Year Ended		Year Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$116,186	$168,288	$131,825	$24,969
Net realized gain (loss) on investments and foreign currency transactions	257,615	(1,115,244)	152	(16,086)
Net change in unrealized appreciation (depreciation) of investments	502,076	3,157,680	614,062	(32,344)
Increase (decrease) in net assets from operations	875,877	2,210,724	746,039	(23,461)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(429)	(838)	(227)	(283)
Institutional Class	(213,365)	(597,303)	(6,481)	(4,387)
Super Institutional Class	(69)	(134)	(5,027)	(5,533)
Decrease in net assets from distributions	(213,863)	(598,275)	(11,735)	(10,203)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	3,000	3,000	-	-
Institutional Class	89,199	1,107,198	76,874	4,035,467
Super Institutional Class	-	-	-	50,000
Distributions reinvested
Investor Class	429	838	227	283
Institutional Class	210,083	582,018	6,481	4,387
Super Institutional Class	69	134	5,027	5,533
Shares redeemed
Institutional Class	(845,692)	(6,966,276)	(11,928)	-
Change in net assets from capital stock transactions	(542,912)	(5,273,088)	76,681	4,095,670

NET ASSETS
Increase (decrease) during year	119,102	(3,660,639)	810,985	4,062,006
Beginning of year	7,830,759	11,491,398	4,519,065	457,059
End of year	$7,949,861	$7,830,759	$5,330,050	$4,519,065

See Notes to Financial Statements

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class
						Period of January 31, 2020 (2)
	Years ended September 30,					to
	2024		2023	2022	2021	September 30, 2020

Net asset value, beginning of period	$10.84		$9.56	$13.64	$9.02	$9.96

Investment activities
Net investment income (loss) (1)	0.14		0.14	0.08	0.05	0.12
Net realized and unrealized gain (loss) on investments	1.14		1.68	(2.63)	4.76	(1.06)
Total from investment activities	1.28		1.82	(2.55)	4.81	(0.94)
Distributions
Net investment income	(0.23)		-	(0.09)	(0.19)	-
Net realized gain	-		(0.54)	(1.44)	-	-
Total distributions	(0.23)		(0.54)	(1.53)	(0.19)	-

Net asset value, end of period	$11.89		$10.84	$9.56	$13.64	$9.02

Total Return (3)	11.81%		19.30%	(21.26%)	53.71%	(9.44%)

Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses, gross	4.08	% (5)	3.18%	3.01%	3.30%	5.43%
Expenses, net of fee waivers and reimbursements	1.36	% (6)	1.30%	1.30%	1.30%	1.30%
Net investment income (loss)	1.27%		1.30%	0.63%	0.38%	2.15%
Portfolio turnover rate (3)	70.33%		34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$25		$20	$14	$10	$2

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Commencement of operations.
(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
(4)	Ratios to average net assets have been annualized for periods less than one year.
(5)	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 4.02% for the year ended September 30, 2024.
(6)	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.30% for the year ended September 30, 2024.

See Notes to Financial Statements

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class
						Period of October 1, 2019 (3)
	Years ended September 30,					to
	2024		2023	2022	2021	September 30, 2020

Net asset value, beginning of period	$10.91		$9.62	$13.72	$9.04	$10.00

Investment activities
Net investment income (loss) (1)	0.17		0.16	0.11	0.11	0.19
Net realized and unrealized gain (loss) on investments	1.14		1.71	(2.65)	4.74	(1.14)
Total from investment activities	1.31		1.87	(2.54)	4.85	(0.95)
Distributions
Net investment income	(0.31)		(0.04)	(0.12)	(0.17)	(0.01)
Net realized gain	-		(0.54)	(1.44)	-	- (2)
Total distributions	(0.31)		(0.58)	(1.56)	(0.17)	(0.01)

Net asset value, end of period	$11.91		$10.91	$9.62	$13.72	$9.04

Total Return (4)	11.95%		19.73%	(21.06%)	54.02%	(9.53%)

Ratios/Supplemental Data
Ratios to average net assets (5)
Expenses, gross	3.81	% (6)	2.84%	2.65%	3.01%	6.47%
Expenses, net of fee waivers and reimbursements	1.11	% (7)	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	1.52%		1.52%	0.92%	0.84%	2.32%
Portfolio turnover rate (4)	70.33%		34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$7,921		$7,808	$11,475	$11,657	$4,532

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Less than $0.005.
(3)	Commencement of operations.
(4)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
(5)	Ratios to average net assets have been annualized for periods less than one year.
(6)	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 3.75% for the year ended September 30, 2024.
(7)	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.05% for the year ended September 30, 2024.

See Notes to Financial Statements

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Super Institutional Class
						Period of January 31, 2020 (2)
	Years ended September 30,					to
	2024		2023	2022	2021	September 30, 2022

Net asset value, beginning of period	$10.85		$9.57	$13.67	$9.04	$9.96

Investment activities
Net investment income (loss) (1)	0.18		0.17	0.13	0.13	0.14
Net realized and unrealized gain (loss) on investments	1.14		1.69	(2.64)	4.72	(1.06)
Total from investment activities	1.32		1.86	(2.51)	4.85	(0.92)
Distributions
Net investment income	(0.28)		(0.04)	(0.15)	(0.22)	-
Net realized gain	-		(0.54)	(1.44)	-	-
Total distributions	(0.28)		(0.58)	(1.59)	(0.22)	-

Net asset value, end of period	$11.89		$10.85	$9.57	$13.67	$9.04

Total Return (3)	12.13%		19.72%	(20.98%)	54.10%	(9.24%)

Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses, gross	3.61	% (5)	2.61%	2.40%	2.93%	5.19%
Expenses, net of fee waivers and reimbursements	1.03	% (6)	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	1.60%		1.62%	1.04%	0.95%	2.48%
Portfolio turnover rate (3)	70.33%		34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$3		$3	$2	$3	$2

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Commencement of operations.
(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
(4)	Ratios to average net assets have been annualized for periods less than one year.
(5)	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 3.55% for the year ended September 30, 2024.
(6)	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 0.97% for the year ended September 30, 2024.

See Notes to Financial Statements

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class
				Period of May 6, 2022 (2)
	Years ended September 30,			to
	2024		2023	September 30, 2022

Net asset value, beginning of period	$9.86		$8.11	$10.00

Investment activities
Net investment income (loss) (1)	0.25		0.25	0.21
Net realized and unrealized gain (loss) on investments	1.32		1.67	(2.10)
Total from investment activities	1.57		1.92	(1.89)
Distributions
Net investment income	(0.12)		(0.17)	-
Net realized gain	(0.02)		-	-
Total distributions	(0.14)		(0.17)	-

Net asset value, end of period	$11.29		$9.86	$8.11

Total Return (3)	15.97%		23.77%	(18.90%)

Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses, gross	5.08	% (5)	27.49%	28.97%
Expenses, net of fee waivers and reimbursements	1.39	% (6)	1.30%	1.30%
Net investment income (loss)	2.49%		2.50%	5.62%
Portfolio turnover rate (3)	27.01%		10.56%	11.14%
Net assets, end of period (000’s)	$20		$17	$14

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Commencement of operations.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized.

(5) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 4.99% for the year ended September 30, 2024.

(6) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.30% for the year ended September 30, 2024.

See Notes to Financial Statements

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class
	Years ended September 30,			Period of May 6, 2022 (2) to
	2024		2023	September 30, 2022

Net asset value, beginning of period	$9.88		$8.12	$10.00

Investment activities
Net investment income (loss) (1)	0.28		0.30	0.22
Net realized and unrealized gain (loss)
on investments	1.33		1.64	(2.10)
Total from investment activities	1.61		1.94	(1.88)
Distributions
Net investment income	-		(0.18)	-
Net realized gain	(0.02)		-	-
Total distributions	(0.02)		(0.18)	-

Net asset value, end of period	$11.47		$9.88	$8.12

Total Return (3)	16.26%		24.04%	(18.80%)

Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses, gross	4.89	%(5)	13.20%	28.72%
Expenses, net of fee waivers and reimbursements	1.14	%(6)	1.05%	1.05%
Net investment income (loss)	2.74%		3.06%	5.87%
Portfolio turnover rate (3)	27.01%		10.56%	11.14%
Net assets, end of period (000’s)	$4,898		$4,148	$197

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Commencement of operations.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized.

(5) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 4.80% for the year ended September 30, 2024.

(6) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.05% for the year ended September 30, 2024.

See Notes to Financial Statements

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Super Institutional Class
	Years ended September 30,			Period of May 6, 2022 (2) to
	2024		2023	September 30, 2022

Net asset value, beginning of period	$9.89		$8.12	$10.00

Investment activities
Net investment income (loss) (1)	0.29		0.28	0.23
Net realized and unrealized gain (loss)
on investments	1.31		1.67	(2.11)
Total from investment activities	1.60		1.95	(1.88)
Distributions
Net investment income	(0.13)		(0.18)	-
Net realized gain	(0.02)		-	-
Total distributions	(0.15)		(0.18)	-

Net asset value, end of period	$11.34		$9.89	$8.12

Total Return (3)	16.23%		24.20%	(18.80%)

Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses, gross	4.83	%(5)	26.69%	28.33%
Expenses, net of fee waivers and reimbursements	1.06	%(6)	0.97%	0.97%
Net investment income (loss)	2.82%		2.83%	5.97%
Portfolio turnover rate (3)	27.01%		10.56%	11.14%
Net assets, end of period (000’s)	$412		$354	$246

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Commencement of operations.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized.

(5) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 4.74% for the year ended September 30, 2024.

(6) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 0.97% for the year ended September 30, 2024.

See Notes to Financial Statements

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements	September 30, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019. The Clifford Capital International Value Fund (“International Value Fund”) commenced operations on May 6, 2022.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards.

Security Valuation

The Funds record their investments at fair value. Investments in securities traded on national securities exchanges are valued at the last quoted sale price on the primary exchange or market on which they are traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted trade price. Securities traded over the counter are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s investments to Clifford Capital Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAVs are calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2024:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Focused SCV Fund
Common Stocks	$7,590,429	$-	$-	$7,590,429
Preferred Stock	136,155	-	-	136,155
Money Market Fund	199,914	-	-	199,914
	$7,926,198	$-	$-	$7,926,198

International Value
Fund
Common Stocks	$5,119,306	$-	$-	$5,119,306
Preferred Stock	112,283	-	-	112,283
	$5,231,589	$-	$-	$5,231,589

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Funds held no Level 3 securities at any time during the year ended September 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the year ended September 30, 2024, no foreign capital gains tax was accrued or paid by the Funds.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2021.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2024, such reclassifications were as follows:

Fund		Distributable
	Paid-in capital	earnings
Focused SCV Fund	$ 70	$ (70)

The permanent difference reclassifications are attributable primarily to prior year adjustments to accumulated net investment income.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements, the Advisor provides investment services advisory services to the Funds for an investment management fee equal to 0.90% and 0.85% of the daily net assets of the Focused SCV Fund and the International Value Fund, respectively.

The Advisor earned and waived advisory fees and reimbursed Fund expenses for the year ended September 30, 2024 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Focused SCV Fund	0.90%	$ 68,722	$ 68,722	$ 137,614
International Value Fund	0.85%	40,786	40,786	139,409

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds’, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 1.05% for the Focused SCV Fund’s Investor and Institutional Classes, and 0.97% for the Focused SCV Fund’s Super Institutional Class, 1.05% for the International Value Fund’s Investor and Institutional Classes, and 0.97% for the International Value Fund’s Super Institutional Class. The expense limitation agreement may be terminated prior to January 31, 2025 by the Advisor or the Board only by mutual written consent and at any time after January 31, 2025. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of September 30, 2024, and expiration dates are as follows:

Recoverable Fee Waivers and Expense
Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
Focused SCV Fund	$208,197	$199,043	$206,336	$613,576
International Value Fund	57,224	148,554	180,195	385,973

The Funds have adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that the Funds will pay an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

The Funds have adopted a shareholder services plan for its Investor Class and Institutional Class shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2024, the following fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Focused SCV Fund	Investor Class	12b-1	$56
Focused SCV Fund	Investor Class	Shareholder servicing	56
Focused SCV Fund	Institutional Class	Shareholder servicing	17,738
International Value Fund	Investor Class	12b-1	45
International Value Fund	Institutional Class	Shareholder servicing	3,081

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2024, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Focused SCV Fund	$10,810	$23,910	$24,156
International Value Fund	11,733	16,906	30,547

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended September 30, 2024, Watermark received $9,748 and $4,734 in fees incurred by the Focused Small Cap Value Fund and the International Value Fund, respectively.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2024 were as follows:

Fund	Purchases	Sales
Focused SCV Fund	$ 5,208,303	$ 5,802,116
International Value Fund	1,435,264	1,293,640

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended September 30, 2024 and 2023, were as follows:

Focused SCV Fund
	Year ended September 30, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$213,863	$40,615
Realized gains	-	557,660
	$213,863	$598,275

International Value Fund
	Year ended September 30, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$8,812	$10,203
Realized gains	2,923	-
	$11,735	$10,203

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Focused	International
	SCV Fund	Value Fund
Accumulated net investment income (loss)	$70,611	$127,253
Other accumulated losses	(1,186,883)	-
Net unrealized appreciation
(depreciation) on investments	1,375,931	476,001
	$259,659	$603,254

As of September 30, 2024, the Focused SCV Fund had a capital loss carryforward of $1,186,883, of which $747,087 is considered short term and $439,796 is considered long term. These losses may be carried forward indefinitely. During the year ended September 30, 2024, the Focused SCV Fund utilized capital loss carryforwards of $87,313 to reduce its distributable earnings for tax purposes.

As of September 30, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

Focused SCV Fund	$ 6,550,267	$ 1,678,452	$ (302,521)	$ 1,375,931

International Value Fund	4,755,586	688,652	(212,651)	476,001

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Focused SCV Fund
	Year ended September 30, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	268	7,646	-
Shares reinvested	35	17,192	6
Shares redeemed	-	(75,468)	-
Net increase (decrease)	303	(50,630)	6

Focused SCV Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	280	99,846	-
Shares reinvested	81	55,695	13
Shares redeemed	-	(632,659)	-
Net increase (decrease)	361	(477,118)	13

International Value Fund
	Year ended September 30, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	-	8,094	-
Shares reinvested	22	624	489
Shares redeemed	-	(1,202)	-
Net increase (decrease)	22	7,516	489

International Value Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	-	394,943	4,869
Shares reinvested	31	474	598
Shares redeemed	-	-	-
Net increase (decrease)	31	395,417	5,467

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2024, 25.98% of the value of the net assets of the Focused SCV Fund were invested in securities within the Industrials sectors.

NOTE 8 – CONCENTRATION RISK

Concentration risk in mutual funds refers to the risk of investing in a mutual fund that has a disproportionately large percentage of its assets invested in a single country or region. This can be a concern for investors who are looking to diversify their portfolio and reduce risk. If the country or region in which the mutual fund is invested experiences an economic downturn, financial crisis, currency devaluation, natural disaster, or geopolitical event, it is likely to negatively affect all of the stocks in the country or region. As of September 30, 2024, 29.47% of the value of the net assets of the International Value Fund were invested in securities within the United Kingdom.

NOTE 9 – SUBSEQUENT EVENTS

On October 15, and October 21, 2024, the Board approved a Plan of Liquidation for the International Value and for the Focused Small Cap Value Funds, respectively. Effective on those dates, the Funds were closed to new and subsequent investments. The International Value and Focused Small Cap Value Funds were liquidated on November 15, and November 20, 2024, respectively, and all remaining shareholders received a distribution of their remaining investment value.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2024 the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Clifford Capital Focused Small Cap Value Fund	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, 2022, and 2021, and for the period from October 1, 2019 (commencement of operations) through September 30, 2020
Clifford Capital International Value Fund	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024 and 2023, and for the period from May 6, 2022 (commencement of operations) through September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As described in Note 9 of the financial statements, on October 15, and October 21, 2024, the Board of Trustees of World Funds Trust approved the plan of liquidation of Clifford Capital International Value Fund and Clifford Capital Focused Small Cap Value Fund respectively. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Clifford Capital Partners, LLC. since 2014.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

CLIFFORD CAPITAL FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387

Total Shares Voted: 129,095,648

	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	-	-	-
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

The disclosure below pertains to the investment advisory agreement approval by the Board of Trustees, and it pertains to all of the mutual funds advised by Clifford Capital Partners, LLC, including the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund, which are covered by this financial report.

At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board) of World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Clifford Advisory Agreement”) between the Trust and Clifford Capital Partners, LLC (“Clifford”) with respect to the Clifford Capital Partners Fund (the “CCP Fund”), the Clifford Capital Focused Small Cap Value Fund (the “Clifford Small Cap Fund”) and the Clifford Capital International Value Fund (the “International Fund”, together the “Clifford Funds”). The Board reflected on its discussions with representatives from

Clifford regarding the Clifford Advisory Agreement and the manner in which the Funds were managed.

At the Meeting, the Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that addressed the Trustees’ duties when considering the continuation of the Clifford Advisory Agreement and Clifford’s responses to a request for information from Counsel on behalf of the Board. It was noted that the responses included Clifford’s financial statements, a fee comparison analysis for the Clifford Funds and comparable mutual funds, and the Clifford Advisory Agreement. The Trustees discussed the types of information and factors that the Trustees should consider to make an informed decision regarding the renewal of the Clifford Advisory Agreement; the material factors included: (i) the nature, extent, and quality of the services provided by Clifford; (ii) the investment performance of the Clifford Funds; (iii) the costs of the services provided and profits realized by Clifford from its relationship with the Clifford Funds; (iv) the extent to which economies of scale would be realized if the Clifford Funds grow and whether advisory fee levels reflect the economies of scale for the benefit of the Clifford Funds’ investors; and (v) Clifford’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior Board meetings. The Board requested or was provided with information and reports relevant to the annual renewal of the Clifford Advisory Agreement, including (i) reports regarding the services and support provided by Clifford to the Clifford Funds and their shareholders; (ii) quarterly assessments of the investment performance of the Clifford Funds; (iii) Clifford’s commentary on the reasons for such Clifford Funds’ performance; (iv) presentations by Clifford management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Clifford Funds; (v) compliance reports concerning the Clifford Funds and Clifford; (vi) disclosure information contained in the registration statement of the Trust and Clifford’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Clifford Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Clifford, including financial information, a description of personnel and the services provided by Clifford to the Clifford Funds, information on investment advice, performance, summaries of expenses of the Clifford Funds, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Clifford Funds; (iii) the anticipated effect of size on the Clifford Funds’ performance and expenses; and (iv) benefits realized by Clifford from its relationship with the Clifford Funds.

The Board did not identify any information that was most relevant to its consideration to approve the Clifford Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Clifford Advisory Agreement, the Trustees considered numerous factors, including:

1.              The nature, extent, and quality of the services provided by Clifford.

In this regard, the Board considered the responsibilities of Clifford under the Clifford Advisory Agreement. The Board reviewed the services provided by Clifford including, without limitation: its procedures for formulating investment recommendations and assuring compliance with the Clifford Funds’ investment objectives and limitations; the coordination of services for the Clifford Funds among the Funds’ service providers; Clifford’s regular communications with Clifford Fund shareholders, including portfolio and market commentary; and the efforts of Clifford to promote the Clifford Funds and grow assets. The Board considered Clifford’s staffing, personnel, and methods of operating; the education and experience of Clifford’s personnel; its financial resources and support; and Clifford’s compliance program, policies and procedures. After reviewing the foregoing and further information from Clifford, the Board concluded that the quality, extent, and nature of the services provided by Clifford were satisfactory and adequate for the Clifford Funds.

2.              Investment Performance of the Clifford Funds and Clifford.

The Trustees considered the CCP Fund’s performance for various periods ended April 30, 2024 versus a peer group of funds selected by Broadridge from Morningstar’s Mid-Cap Value and Large Value categories (“CCP Fund Peer Group”), and a custom category of funds selected by Broadridge from Morningstar’s Mid-Cap Value category (“CCP Custom Category”). The Trustees noted that the CCP Fund underperformed relative to the median of the CCP Fund Peer Group and the CCP Custom Category and relative to its benchmark index, the Russell 3000® Value Index, for the one-, three- and five-year periods ended April 30, 2024, but outperformed the median of the CCP Fund Peer Group and the CCP Custom Category, while underperforming relative to the Russell 3000® Value Index, for the ten-year period ended April 30, 2024.

The Trustees considered the Clifford Small Cap Fund’s performance for various periods ended April 30, 2024 versus a peer group of funds selected by Broadridge from Morningstar’s Small Value category (“Clifford Small Cap Fund Peer Group”), and a custom category of funds selected by Broadridge from Morningstar’s Small Value category (“Clifford Small Cap Custom Category”). The Trustees noted that, for the one- and three- year periods ended April 30, 2024, the Clifford Small Cap Fund underperformed relative to the median of the Clifford Small Cap Fund Peer Group and the Clifford Small Cap Custom Category and underperformed its benchmark index, the Russell 2000® Value Index. The Board considered that the

Clifford Small Cap Fund had relatively little performance returns to review and did not have returns for the five-year period.

The Trustees considered the International Fund’s performance for the year ended April 30, 2024 versus a peer group of funds selected by Broadridge from Morningstar’s Foreign Large Value category (“Clifford International Fund Peer Group”), and a custom category of funds selected by Broadridge from Morningstar’s Foreign Large Value category (“Clifford International Custom Category”). The Trustees noted that, for the one-year period ended April 30, 2024, the International Fund underperformed relative to the median of the Clifford International Fund Peer Group and the Clifford International Custom Category and underperformed its benchmark index, the MSCI EAFE Index. The Board considered that the International Fund had relatively little performance returns to review and did not have returns for the three- or five-year periods.

In considering the foregoing, the Trustees reviewed analytical reports prepared by Broadridge and a variety of other metrics relating to performance within the analytical report. The Trustees also considered specific performance information prepared by Clifford, including information relating to the performance of the Clifford Funds relative to separately managed accounts (the “Composites”) managed by Clifford with investment strategies that are substantially similar to those utilized by the Clifford Funds, for periods ending March 31, 2024. The Board also considered other summary performance information related to the Custom Categories and Peer Groups vis-à-vis the Clifford Funds, including percentile rankings. The Trustees also noted that the performance of the Clifford Funds generally was comparable to the Composites and the Board considered the reasons for differences in results of the Clifford Funds versus the Composites, which it deemed reasonable. The Board concluded, based on the foregoing, that the performance of each of the Clifford Funds was satisfactory, but noted that it would continue to monitor the Clifford Funds’ performance.

3.             The costs of the services provided and the profits realized by Clifford from the relationship with the Clifford Funds.

In this regard, the Board considered Clifford’s staffing, personnel, and methods of operating; the financial condition and projected profitability of Clifford and the level of commitment to the Clifford Funds by Clifford’s principals; the benefits for Clifford in managing the Clifford Funds; the overall expenses of the Clifford Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Clifford regarding its profits associated with managing the Clifford Funds.

The Board considered the advisory fee and total expense ratio of the CCP Fund compared to the median of the CCP Fund Peer Group and the CCP Custom Category. The Board noted that the advisory fee payable to Clifford by the CCP Fund was higher than the CCP Fund Peer Group median and the CCP Custom Category median, and the net expense ratio of the CCP Fund was higher than both the CCP Fund Peer Group median and the CCP Custom Category median. The

Board noted that both the advisory fee and the net total expense ratio of the CCP Fund were within the range of funds in the CCP Fund Peer Group and the CCP Custom Category.

The Board considered the advisory fee and total expense ratio of the Clifford Small Cap Fund compared to the median of the Clifford Small Cap Fund Peer Group and the Clifford Small Cap Custom Category. The Board noted that the advisory fee payable to Clifford by the Clifford Small Cap Fund was higher than the Clifford Small Cap Fund Peer Group median and the Clifford Small Cap Custom Category median, and the net expense ratio of the Clifford Small Cap Fund was higher than both the Clifford Small Cap Fund Peer Group median and the Clifford Small Cap Custom Category median. The Board noted that both the advisory fee and the net total expense ratio of the Clifford Small Cap Fund were within the range of funds in the Clifford Small Cap Fund Peer Group and the Clifford Small Cap Custom Category.

The Board considered the advisory fee and total expense ratio of the International Fund compared to the median of the Clifford International Fund Peer Group and the Clifford International Custom Category. The Board noted that the advisory fee payable to Clifford by the International Fund was higher than the Clifford International Fund Peer Group median and the Clifford International Custom Category median, and the net expense ratio of the International Fund was higher than both the Clifford International Fund Peer Group median and the Clifford International Custom Category median.

The Board determined that the advisory fees with respect to the CCP Fund, Clifford Small Cap Fund and International Fund under the Clifford Advisory Agreement were within an acceptable range considering the services to be rendered by Clifford and the sizes of these Funds, which are smaller than (with the exception of the CCP Fund) but comparable to the medians of their relevant Peer Group and substantially smaller than the medians of their Custom Categories. The Board also considered that, in addition, Clifford has contractually agreed, until at least January 31, 2025, to reduce fees and/or reimburse certain CCP Fund expenses in order to keep the CCP Fund’s net expense ratio (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.90%, 0.90%, and 0.82% of the average daily net assets of the CCP Fund’s Institutional Class, Investor Class, and Super Institutional Class, respectively. The Board also considered that, in addition, Clifford has contractually agreed, until at least January 31, 2025, to reduce fees and/or reimburse certain Clifford Small Cap Fund and the International Fund expenses in order to keep the Funds’ net expense ratio (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.05%, 1.05%, and 0.97% of the average daily net assets of the Clifford

Small Cap Fund and the International Fund’s Institutional Class, Investor Class, and Super Institutional Class, respectively.

The Board further considered the fees of the CCP Fund, the Clifford Small Cap Fund and the International Fund under the Clifford Advisory Agreement relative to separate accounts managed by Clifford and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board also considered the estimated profitability of the CCP Fund, the Clifford Small Cap Value Fund and the International Fund to Clifford and noted that the CCP Fund was profitable to Clifford at current asset levels while the Clifford Small Cap Fund and the International Fund had not yet reached an asset level to be profitable. Following this comparison and upon further consideration and discussion of the foregoing, the services provided by Clifford, and its profits from managing the CCP Fund, Clifford Small Cap Value Fund and the International Fund, the Board concluded that the fees paid to Clifford under the Clifford Advisory Agreement and the estimated profits realized by Clifford, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Clifford.

4.             The extent to which economies of scale would be realized as the Clifford Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Clifford Funds’ fee arrangements with Clifford. The Board noted that the advisory fee for each Clifford Fund would stay the same as asset levels increased under the Clifford Advisory Agreement. The Trustees noted that Clifford has contractually agreed, until at least January 31, 2025, to reduce fees and/or reimburse certain CCP Fund expenses in order to keep the Fund’s net expense ratio from exceeding 0.90%, 0.90%, and 0.82% of the average daily net assets of the Fund’s Institutional Class, Investor Class, and Super Institutional Class, respectively, as described above. The Board also noted that Clifford has contractually agreed, until at least January 31, 2025, to reduce fees and/or reimburse certain Clifford Small Cap Fund and International Fund expenses in order to keep the Fund’s net expense ratio from exceeding 1.05%, 1.05%, and 0.97% of the average daily net assets of the Fund’s Institutional Class, Investor Class, and Super Institutional Class, respectively, as described above. The Board considered that these expense limitation arrangements provide shareholders the benefit of lower Fund expenses at current asset levels, which may be more beneficial to shareholders than breakpoints, which generally only have the effect of lowering expense ratios at higher asset levels. Following further discussion of the Clifford Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Clifford Funds’ fee arrangements with Clifford under the Clifford Advisory Agreement were fair and reasonable in relation to the nature and quality of the services provided by Clifford.

5.              Possible conflicts of interest and benefits derived by Clifford.

In considering Clifford’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Clifford Funds; the basis of decisions to buy or sell securities for the Clifford Funds; the method for bunching of portfolio securities transactions for the Clifford Funds and separate accounts owned by Clifford’s owners or employees; the substance and administration of Clifford’s code of ethics and other relevant policies described in Clifford’s Form ADV. The Board also considered benefits to Clifford that could be derived from managing the Clifford Funds and noted the ability of Clifford to place small accounts in the Clifford Funds that are below the assets level minimums for Clifford’s separate accounts, and the appeal that a mutual fund versus separate account management may have to certain distribution channels. It was noted that Clifford does not engage in soft dollars or commission recapture programs. Following further consideration and discussion, the Trustees determined that Clifford’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits derived by Clifford from managing the Clifford Funds, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Clifford Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Clifford Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.